Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2024-1

Collection Period	July 2025
Payment Date	08/20/2025
Transaction Month	19
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	12/22/25	12/20/2028	$835,260,000.00		5.00%			5.00%
Class A-1b	12/22/25	12/20/2028	$278,500,000.00	30	SOFR + 0.65%	08/13/2025	4.34270%	4.99%
Class B	12/22/25	12/20/2028	$85,150,000.00		4.69%			4.69%
Class C	12/22/25	12/20/2028	$51,090,000.00		5.49%			5.49%

Total			$1,250,000,000.00

Series 2024-1 Allocation % x Group One Available Funds								$87,749,842.32
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$87,749,842.32

Beginning of Period Reserve Account Balance								$13,623,978.20
Required Reserve Amount								$13,623,978.20
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$13,623,978.20

Waterfall Distribution				Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee				$91.98	$91.98	$0.00	$0.00	$87,749,750.34
Owner Trustee Fee				$0.00	$0.00	$0.00	$0.00	$87,749,750.34
Asset Representations Reviewer Fee				$50.91	$50.91	$0.00	$0.00	$87,749,699.43
Supplemental ARR Fee				$203.63	$203.63	$0.00	$0.00	$87,749,495.80
Indenture Trustee Fee				$1,250.00	$1,250.00	$0.00	$0.00	$87,748,245.80
Servicing Fee				$967,542.53	$967,542.53	$0.00	$0.00	$86,780,703.27
Class A-1a Note Interest				$3,480,250.00	$3,480,250.00	$0.00	$0.00	$83,300,453.27
Class A-1b Note Interest				$1,158,722.46	$1,158,722.46	$0.00	$0.00	$82,141,730.81
First Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$82,141,730.81
Class B Note Interest				$332,794.58	$332,794.58	$0.00	$0.00	$81,808,936.23
Second Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$81,808,936.23
Class C Note Interest				$233,736.75	$233,736.75	$0.00	$0.00	$81,575,199.48
Third Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$81,575,199.48
Reserve Account up to Required Reserve Amount				$0.00	$0.00	$0.00	$0.00	$81,575,199.48
Regular Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$81,575,199.48
Supplemental Successor Servicer Fee				$0.00	$0.00	$0.00	$0.00	$81,575,199.48
Additional Interest Amounts				$0.00	$0.00	$0.00	$0.00	$81,575,199.48
Make-Whole Payments				$0.00	$0.00	$0.00	$0.00	$81,575,199.48
Additional Fees and Expenses				$0.00	$0.00	$0.00	$0.00	$81,575,199.48
Additional Trust Expenses				$0.00	$0.00	$0.00	$0.00	$81,575,199.48
Class R Interest				$81,575,199.48	$81,575,199.48	$0.00	$0.00	$0.00

Total				$87,749,842.32	$87,749,842.32	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$3,480,250.00	$0.00	$0.00	$3,480,250.00
Class A-1b			$0.00	$0.00	$1,158,722.46	$0.00	$0.00	$1,158,722.46
Class B			$0.00	$0.00	$332,794.58	$0.00	$0.00	$332,794.58
Class C			$0.00	$0.00	$233,736.75	$0.00	$0.00	$233,736.75

Total			$0.00	$0.00	$5,205,503.79	$0.00	$0.00	$5,205,503.79

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.17	$0.00	$4.17	$835,260,000.00	1.00	$835,260,000.00	1.00
Class A-1b	$1,000.00	$4.16	$0.00	$4.16	$278,500,000.00	1.00	$278,500,000.00	1.00
Class B	$1,000.00	$3.91	$0.00	$3.91	$85,150,000.00	1.00	$85,150,000.00	1.00
Class C	$1,000.00	$4.58	$0.00	$4.58	$51,090,000.00	1.00	$51,090,000.00	1.00

Total	$1,000.00	$4.16	$0.00	$4.16	$1,250,000,000.00	1.00	$1,250,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$625,000,000.00			$625,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.